Operating Leases - Minimum Contractual Future Revenues (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Minimum contractual future revenues
2023 (excluding the six months ended June 30, 2023)	$ 127,992
2024	179,406
2025	187,181
2026	106,749
2027	18,873
Total	$ 620,201